LONG-TERM DEBT - Additional Information (Detail) - USD ($)									6 Months Ended	12 Months Ended
	Dec. 01, 2023	Oct. 01, 2023	Dec. 02, 2021	Jul. 21, 2021	May 31, 2021	Apr. 14, 2020	Jul. 19, 2018	Jan. 14, 2015	Jun. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Aug. 11, 2021	Dec. 31, 2020	Jul. 03, 2020
Debt Instrument [Line Items]
Notes payable related parties classified current									$ 400,000	$ 0
Branded Online Inc dba Nogin [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate description				interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%.
Other loans payable, long-term														$ 2,266,000
Gain on loan forgiveness										$ 2,266,000
Debt instrument, periodic payment, principal									$ 3,500,000
Debt conversion, converted instrument, warrants or options issued									33,357	33,357
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.01	$ 0.01
Proceeds from notes payable									$ 5,000,000
Notes payable fair value disclosure									6,300,000
Debt instrument, fair value disclosure									1,100,000
Notes payable current									6,740,000
Notes payable related parties classified current									2,666,000
Interest Expense									$ 200,000
Branded Online Inc dba Nogin [Member] | Promissory Note Warrants [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, warrants or options issued									31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.01
Proceeds from notes payable									$ 700,000
Branded Online Inc dba Nogin [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis									bear per annum interest at the rate of 7.75% plus the greater of 3.50% or the prime rate as published by the Wall Street Journal
Debt instrument, basis spread on variable rate									7.75%
Proceeds from notes payable									$ 7,000,000
Debt instrument maturity date description									one year
Debt instrument interest rate terms									nine interest-only payments
Debt instrument payment terms									three principal and interest payments
Debt instrument, fair value disclosure									$ 6,700,000
Notes payable current									9,400,000
Gain loss on notes payable fair value									3,100,000
Interest Expense									500,000
Change in fair value of notes payable									$ 2,600,000
Branded Online Inc dba Nogin [Member] | Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date						Apr. 22, 2022
Debt instrument, face amount						$ 2,300,000
Debt instrument, interest rate						1.00%
Other loans payable, long-term														2,300,000
Gain on loan forgiveness										$ 2,300,000
Branded Online Inc dba Nogin [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 15,000,000
Line of credit facility, current borrowing capacity			$ 1,000,000
Line of credit facility, remaining borrowing capacity											$ 5,000,000
Debt instrument, description of variable rate basis									bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal	bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal
Debt instrument, basis spread on variable rate									6.25%	6.25%
Debt instrument, periodic payment, principal	$ 139,000	$ 278,000
Debt instrument, fee amount	$ 300,000	$ 600,000
Repayments of debt										$ 1,000,000
Branded Online Inc dba Nogin [Member] | Notes Payable [Member] | First Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date									Sep. 01, 2026	Sep. 01, 2026
Line of credit facility, current borrowing capacity												$ 10,000,000
Branded Online Inc dba Nogin [Member] | Notes Payable [Member] | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date									Nov. 01, 2026	Nov. 01, 2026
Line of credit facility, current borrowing capacity									$ 5,000,000
Branded Online Inc dba Nogin [Member] | Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			5,000,000							$ 5,000,000
Line of credit facility, current borrowing capacity			$ 5,000,000							$ 6,000,000
Debt instrument, description of variable rate basis			bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal							bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal
Debt instrument, basis spread on variable rate			6.25%							6.25%
Debt instrument, fee amount			$ 50,000							$ 50,000
Branded Online Inc dba Nogin [Member] | Prime Rate [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									3.50%
Branded Online Inc dba Nogin [Member] | Prime Rate [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									3.25%	3.25%
Branded Online Inc dba Nogin [Member] | Prime Rate [Member] | Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.25%							3.25%
Branded Online Inc dba Nogin [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 8,000,000			$ 3,000,000	$ 2,000,000							$ 5,000,000
Line of credit facility, interest rate during period				5.50%			15.00%
Line of credit interest rate per day							0.0415%
Line of credit facility, interest rate description				interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%.				bearing an interest rate of 2% plus prime rate
Debt instrument, maturity date				Jun. 30, 2023			Jul. 19, 2020
Long-term line of credit									$ 0	$ 4,700,000
Line of credit facility, remaining borrowing capacity										4,700,000
Branded Online Inc dba Nogin [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Jun. 30, 2021
Branded Online Inc dba Nogin [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Jul. 31, 2021
Branded Online Inc dba Nogin [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period				2.25%				2.00%
Branded Online Inc dba Nogin [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit									5,000,000	348,000				$ 0
Branded Online Inc dba Nogin [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit									$ 3,000,000	$ 3,000,000